Digital Assets (Tables)	12 Months Ended
Sep. 30, 2025
Crypto Asset Cost [Abstract]
Schedule of Units Held, Cost Basis, and Fair Value

The following table sets forth the units held, cost basis, and fair value of both ETH held, as shown on the balance sheet as of September 30, 2025:

	As of September 30,
ETH	2025	2024
Cost basis	$50,000	$—
Fair value	31,213	—

Schedule of Reconciliation of ETH Held	The following table presents a reconciliation of ETH held as of September 30, 2025:

As of September 30, 2025
Fair value, beginning balance	$50,000
Unrealized remeasurement of fair value	(18,787)
Fair value, ending balance	31,213